Schedule of Cash Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income taxes, net of amounts refunded	$ 9,577	$ 5,293	$ 4,093
Employment taxes	1,196	1,284	1,290
Property and other taxes	1,796	1,868	1,797
Total	$ 12,569	$ 8,445	$ 7,180